S000031375 [Member] Investment Objectives and Goals - S000031375 [Member]	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Columbia Select Small Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Select Small Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.